COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF TABLE REPRESENTING THE BREAKOUT OF THE OPERATING LEASES

The following table presents the breakout of the operating leases as of:

	June 30, 2023	December 31, 2022
Operating lease right-of-use assets	$3,912	$4,513
Short-term operating lease liabilities	1,239	1,188
Long-term operating lease liabilities	2,890	3,541
Total operating lease liabilities	$4,129	$4,729
Weighted average remaining lease term	3.1 years	3.6 years
Weighted average discount rate	5.2%	5.2%

The following table presents the breakout of the operating leases as of:

	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$4,513	$5,709
Short-term operating lease liabilities	1,188	1,082
Long-term operating lease liabilities	3,541	4,694
Total operating lease liabilities	$4,729	$5,776
Weighted average remaining lease term	3.6 years	4.6 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES

At June 30, 2023, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending	Amount
December 31, 2023 (1)	$704
December 31, 2024	1,435
December 31, 2025	1,435
December 31, 2026	893
Total lease payments	4,467
Less imputed interest	338
Total operating lease liabilities	$4,129

At December 31, 2022, the future minimum lease payments under these operating leases are as follows:

2023	$1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,167
Less imputed interest	438
Total operating lease liabilities	$4,729

SCHEDULE OF LEASE COST

		For The Three Months Ended June 30,		For The Six Months Ended June 30,
Lease cost	Classification	2023	2022	2023	2022
Operating lease cost	Cost of goods sold	$348	$355	$695	$527
Operating lease cost	Research and development	23	40	45	59
Operating lease cost	General and administration	12	20	24	30
Operating lease cost	Selling and marketing	12	20	24	30
Total lease cost		$395	$435	$788	$646

		December 31,	December 31,
Lease cost	Classification	2022	2021
Operating lease cost	Cost of goods sold	$1,476	$633
Operating lease cost	Research and development	95	103
Operating lease cost	General and administration	50	42
Operating lease cost	Selling and marketing	49	42
Total lease cost		$1,670	$820